EMPLOYEE BENEFIT PLANS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended		12 Months Ended			3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Defined Benefit Plans	Sep. 30, 2011 Defined Benefit Plans	Sep. 30, 2012 Defined Benefit Plans	Sep. 30, 2011 Defined Benefit Plans	Sep. 30, 2012 Other Postretirement Benefit Plans	Sep. 30, 2011 Other Postretirement Benefit Plans	Sep. 30, 2012 Other Postretirement Benefit Plans	Sep. 30, 2011 Other Postretirement Benefit Plans
Components of net periodic benefit cost
Service cost							$ 12	$ 18	$ 43	$ 51	$ 1		$ 3	$ 2
Interest cost							36	39	109	116	2	2	5	6
Expected return on assets							(45)	(47)	(136)	(141)
Amortization of prior service cost							(2)	(2)	(6)	(5)	(1)	(1)	(2)	(2)
Amortization of actuarial loss							13	9	37	26		1	1	1
Settlement loss							8		8
Net periodic benefit cost							22	17	55	47	2	2	7	7
Reduction of pension liability		23
Contributions to pension and other postretirement benefit plans		124	132	14	14	12
Expected contributions to pension and other postretirement benefit plans during remainder of 2012	31	31
Noncash charge related to pension settlement loss	$ 8